Pension and Non-pension Post-employment Benefit Plans - Schedule of Non-pension Post-employment Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Plan contributions	$ 17.7	$ 15.7	$ 13.8
Estimated contribution	14.5
Defined Contribution Plan
Disclosure of defined benefit plans [line items]
Plan contributions	11.6	10.6	10.1
Estimated contribution	11.6
Other benefit plans
Disclosure of defined benefit plans [line items]
Plan contributions	3.6	7.8	9.1
Estimated contribution	4.9
Pension Plan
Disclosure of defined benefit plans [line items]
Plan contributions	6.1	$ 5.1	$ 3.7
Estimated contribution	$ 2.9